UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21685

HATTERAS MULTI-STRATEGY FUND, L.P.

(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401

RALEIGH, NORTH CAROLINA 27615

(Address of principal executive offices) (Zip code)

DAVID B. PERKINS

8540 COLONNADE CENTER DRIVE, SUITE 401

RALEIGH, NORTH CAROLINA 27615

(Name and address of agent for service)

Registrant’s telephone number, including area code: (919) 846-2324

Date of fiscal year end: MARCH 31

Date of reporting period: SEPTEMBER 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

HATTERAS FUNDS

Hatteras Multi-Strategy Fund, L.P. (a Delaware Limited Partnership)

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership)

Hatteras Multi-Strategy Institutional Fund, L.P. (a Delaware Limited Partnership)

Hatteras Multi-Strategy TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2011

(Unaudited)

HATTERAS FUNDS

As of and for the six months ended September 30, 2011

(Unaudited)

Hatteras Multi-Strategy Fund, L.P. (a Delaware Limited Partnership)

Hatteras Multi-Strategy TEI Fund, L.P. (a Delaware Limited Partnership)

Hatteras Multi-Strategy Institutional Fund, L.P. (a Delaware Limited Partnership)

Hatteras Multi-Strategy TEI Institutional Fund, L.P. (a Delaware Limited Partnership)

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF ASSETS, LIABILITIES AND PARTNERS’ CAPITAL

September 30, 2011 (Unaudited)

	Hatteras Multi-Strategy Fund, L.P.	Hatteras Multi-Strategy TEI Fund, L.P.*	Hatteras Multi-Strategy Institutional Fund, L.P.	Hatteras Multi-Strategy TEI Institutional Fund, L.P.*
Assets
Investment in Hatteras Master Fund, L.P., at fair value (cost $247,638,657, $327,406,487, $254,814,915, $644,275,555, respectively)	$242,041,334	$316,344,364	$238,026,801	$630,260,326
Cash	323,221	383,384	168,175	281,438
Receivable for withdrawal from Hatteras Master Fund, L.P.	8,415,456	9,519,825	8,280,332	9,366,407
Investment in Hatteras Master Fund, L.P. paid in advance	2,292,177	972,057	3,613,419	2,266,159
Prepaid assets	85,356	420,306	63,886	871,310
Total assets	$253,157,544	$327,639,936	$250,152,613	$643,045,640
Liabilities and partners’ capital
Withdrawals payable	$8,539,541	$9,618,721	$8,427,293	$9,462,927
Contributions received in advance	2,525,000	1,265,000	3,664,300	2,442,000
Servicing fee payable	177,383	231,022	20,522	53,369
Professional fees payable	45,301	27,329	34,813	11,389
Printing fees payable	16,191	28,581	27,295	38,813
Accounting and administration fees payable	12,976	17,524	10,720	19,234
Custodian fees payable	2,234	2,377	435	4,223
Total liabilities	11,318,626	11,190,554	12,185,378	12,031,955
Partners’ capital	241,838,918	316,449,382	237,967,235	631,013,685
Total liabilities and partners’ capital	$253,157,544	$327,639,936	$250,152,613	$643,045,640
Components of partners’ capital
Capital contributions (net)	$259,326,587	$344,001,776	$257,312,753	$650,908,086
Accumulated net investment loss	(16,918,584)	(22,158,348)	(5,385,037)	(9,644,340)
Accumulated net realized loss	(12,915,569)	(15,133,216)	(13,310,427)	(20,589,171)
Accumulated net unrealized appreciation/depreciation on investments	12,346,484	9,739,170	(650,054)	10,339,110
Partners’ capital	$241,838,918	$316,449,382	$237,967,235	$631,013,685
Net asset value per unit	$87.68	$87.56	$89.89	$89.82
Maximum offering price per unit**	$89.43	$89.31	$89.89	$89.82
Number of authorized units	6,000,000.00	6,000,000.00	5,000,000.00	10,000,000.00
Number of outstanding units	2,758,088.48	3,614,086.14	2,647,399.52	7,024,943.46

*	Consolidated Statement. See note 1.
**	The maximum sales load for the Hatteras Multi-Strategy Fund, L.P. and the Hatteras Multi-Strategy TEI Fund, L.P. is 2.00%. The remaining funds are not subject to a sales load.

See notes to financial statements.

ONE

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF OPERATIONS

For the six months ended September 30, 2011 (Unaudited)

	Hatteras Multi-Strategy Fund, L.P.	Hatteras Multi-Strategy TEI Fund, L.P.*	Hatteras Multi-Strategy Institutional Fund, L.P.	Hatteras Multi-Strategy TEI Institutional Fund, L.P.*
Net investment income allocated from Hatteras Master Fund, L.P.
Investment income	$2,282,863	$2,945,678	$2,165,403	$5,847,497
Operating expenses	(1,661,421)	(2,146,080)	(1,577,290)	(4,259,127)
Reverse accrued Performance Allocation from January 1, 2011 to March 31, 2011	—	—	—	323,877
Net investment income allocated from Hatteras Master Fund, L.P.	621,442	799,598	588,113	1,912,247
Feeder Fund investment income
Interest	69	70	83	128
Total fund investment income	69	70	83	128
Feeder Fund expenses
Servicing fee	1,104,419	1,426,745	123,310	333,068
Accounting and administration fees	73,722	102,525	63,376	115,081
Insurance fees	27,802	37,691	27,087	69,906
Professional fees	25,500	15,201	18,001	12,750
Printing fees	15,000	26,500	20,000	39,500
Directors’ fees	13,750	13,750	13,750	13,750
Custodian fees	3,750	3,350	4,000	2,100
Withholding tax	—	55,445	—	107,885
Other expenses	58,697	47,501	38,257	72,148
Total Feeder Fund expenses	1,322,640	1,728,708	307,781	766,188
Net investment income/loss	(701,129)	(929,040)	280,415	1,146,187
Net realized gain and change in unrealized depreciation on investments allocated from Hatteras Master Fund, L.P.
Net realized gain from investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	792,475	907,799	665,993	1,857,877
Net change in unrealized depreciation on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	(14,884,806)	(19,188,213)	(14,254,924)	(37,724,310)
Net realized gain and change in unrealized depreciation on investments in Adviser Funds allocated from Hatteras Master Fund, L.P.	(14,092,331)	(18,280,414)	(13,588,931)	(35,866,433)
Net decrease in partners’ capital resulting from operations	$(14,793,460)	$(19,209,454)	$(13,308,516)	$(34,720,246)

*	Consolidated Statement. See note 1.

See notes to financial statements.

TWO

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS’ CAPITAL

For the year ended March 31, 2011 and the six months ended September 30, 2011 (Unaudited)

	Hatteras Multi-Strategy Fund, L.P.	Hatteras Multi-Strategy TEI Fund, L.P.*	Hatteras Multi-Strategy Institutional Fund, L.P.	Hatteras Multi-Strategy TEI Institutional Fund, L.P.*
	Limited Partners	Limited Partners	Limited Partners	Limited Partners
Partners’ Capital, at March 31, 2010	$231,313,802	$300,576,470	$249,153,245	$561,581,345
Capital contributions	59,334,224	61,684,799	46,846,200	145,593,227
Capital withdrawals	(55,795,119)	(55,091,495)	(73,327,646)	(89,788,743)
Withdrawal fees	—	9,402	28,299	31,748
Net investment income/loss	(1,436,397)	(2,152,434)	360,049	628,288
Net realized gain from investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	3,560,365	4,724,972	3,637,537	9,287,970
Net change in unrealized appreciation on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	11,905,233	15,993,616	11,977,053	32,215,544
Partners’ Capital, at March 31, 2011**	$248,882,108	$325,745,330	$238,674,737	$659,549,379
Capital contributions	31,289,107	33,286,577	38,494,030	48,198,476
Capital withdrawals	(23,545,261)	(23,378,489)	(25,897,298)	(42,013,924)
Withdrawal fees	6,424	5,418	4,282	—
Net investment income/loss	(701,129)	(929,040)	280,415	1,146,187
Net realized gain from investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	792,475	907,799	665,993	1,857,877
Net change in unrealized depreciation on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	(14,884,806)	(19,188,213)	(14,254,924)	(37,724,310)
Partners’ Capital, at September 30, 2011***	$241,838,918	$316,449,382	$237,967,235	$631,013,685

*	Consolidated Statement. See note 1.
**	Including accumulated net investment loss of $16,217,455, $21,229,308, $5,665,452, and $10,790,527, respectively.
***	Including accumulated net investment loss of $16,918,584, $22,158,348, $5,385,037, and $9,644,340, respectively.

See notes to financial statements.

THREE

HATTERAS FUNDS

(each a Delaware Limited Partnership)

STATEMENTS OF CASH FLOWS

For the six months ended September 30, 2011 (Unaudited)

	Hatteras Multi-Strategy Fund, L.P.	Hatteras Multi-Strategy TEI Fund, L.P.*	Hatteras Multi-Strategy Institutional Fund, L.P.	Hatteras Multi-Strategy TEI Institutional Fund, L.P.*
Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(14,793,460)	$(19,209,454)	$(13,308,516)	$(34,720,246)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by (used in) operating activities:
Purchases of interests in Hatteras Master Fund, L.P.	(26,035,018)	(30,652,050)	(36,842,919)	(44,201,999)
Proceeds from withdrawals from Hatteras Master Fund, L.P.	19,793,495	23,002,429	24,626,406	39,757,942
Net investment income allocated from Hatteras Master Fund, L.P.	(621,442)	(799,598)	(588,113)	(1,912,247)
Net realized gain from investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions allocated from Hatteras Master Fund, L.P.	(792,475)	(907,799)	(665,993)	(1,857,877)
Net change in unrealized depreciation on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions allocated from Hatteras Master Fund, L.P.	14,884,806	19,188,213	14,254,924	37,724,310
(Increase)/Decrease in receivable for withdrawals from Hatteras Master Fund, L.P.	9,814,297	14,729,063	7,657,409	11,198,345
(Increase)/Decrease in investment in Hatteras Master Fund, L.P. paid in advance	6,154,101	5,314,716	2,559,451	5,259,146
(Increase)/Decrease in prepaid assets	(27,395)	(34,050)	(25,577)	(70,859)
Increase/(Decrease) in withholding tax payable	—	(378,753)	—	(722,890)
Increase/(Decrease) in servicing fee payable	(11,949)	(17,030)	(697)	(3,311)
Increase/(Decrease) in accounting and administration fees payable	845	(60)	448	1,897
Increase/(Decrease) in professional fees payable	(7,560)	(15,483)	(21,909)	(13,134)
Increase/(Decrease) in custodian fees payable	(453)	(1,722)	(775)	(3,023)
Increase/(Decrease) in directors’ fees payable	(1,250)	(1,250)	(1,250)	(1,250)
Increase/(Decrease) in printing fees payable	1,191	13,581	12,294	24,395
Increase/(Decrease) in other accrued expenses	(54,122)	(57,684)	(33,681)	(155,040)
Net cash provided by (used in) operating activities	8,303,611	10,173,069	(2,378,498)	10,304,159
Cash flows from financing activities:
Capital contributions	25,069,107	27,881,471	35,894,358	42,971,450
Capital withdrawals, net of withdrawal fees	(33,349,497)	(38,087,179)	(33,547,685)	(53,199,171)
Net cash provided by (used in) financing activities	(8,280,390)	(10,205,708)	2,346,673	(10,227,721)
Net change in cash	23,221	(32,639)	(31,825)	76,438
Cash at beginning of period	300,000	416,023	200,000	205,000
Cash at end of period	$323,221	$383,384	$168,175	$281,438

*	Consolidated Statement. See note 1.

See notes to financial statements.

FOUR

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited)

1.  ORGANIZATION

The Hatteras Funds, each a “Feeder Fund” and collectively the “Feeder Funds” are:

Hatteras Multi-Strategy Fund, L.P.

Hatteras Multi-Strategy TEI Fund, L.P.

Hatteras Multi-Strategy Institutional Fund, L.P.

Hatteras Multi-Strategy TEI Institutional Fund, L.P.

The Hatteras Multi-Strategy TEI Fund, L.P. and the Hatteras Multi-Strategy TEI Institutional Fund, L.P. each invest substantially all of their assets in the Hatteras Multi-Strategy Offshore Fund, LDC, and Hatteras Multi-Strategy Offshore Institutional Fund, LDC, (collectively the “Blocker Funds”), respectively. The Blocker Funds are Cayman Islands limited duration companies with the same investment objective as the Feeder Funds. The Blocker Funds serve solely as intermediate entities through which the Hatteras Multi-Strategy TEI Fund, L.P. and the Hatteras Multi-Strategy TEI Institutional Fund, L.P. invest in Hatteras Master Fund, L.P. (the “Master Fund” and together with the Feeder Funds, the “Funds”). The Blocker Funds enable tax-exempt Limited Partners (as defined below) to invest without receiving certain income in a form that would otherwise be taxable to such tax-exempt Limited Partners regardless of their tax-exempt status. The Hatteras Multi-Strategy TEI Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Multi-Strategy Offshore Fund, LDC and the Hatteras Multi-Strategy TEI Institutional Fund, L.P. owns 100% of the participating beneficial interests of the Hatteras Multi-Strategy Offshore Institutional Fund, LDC. Where these Notes to Financial Statements discuss the Feeder Funds’ investment in the Master Fund, for Hatteras Multi-Strategy TEI Fund, L.P. and Hatteras Multi-Strategy TEI Institutional Fund, L.P., it means their investment in the Master Fund through the applicable Blocker Fund.

The Feeder Funds are organized as Delaware limited partnerships, and are registered under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, (the “1940 Act”) as closed-end, non-diversified, management investment companies. The primary investment objective of the Feeder Funds is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Feeder Funds’ secondary objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve their objectives, the Feeder Funds provide their investors with access to a broad range of investment strategies, asset categories and trading advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions, through an investment of substantially all of their assets into the Master Fund, which is registered under the 1940 Act. The Funds are managed by Hatteras Investment Partners, LLC (the “Investment Manager”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investors who acquire units of limited partnership interest in the Feeder Funds (“Units”) are the limited partners (each, a “Limited Partner” and together, the “Limited Partners”) of the Feeder Funds.

The financial statements of the Master Fund, including the schedule of investments, are included elsewhere in this report and should be read with the Feeder Funds’ financial statements. The percentage of the Master Fund’s beneficial limited partnership interests owned by the Feeder Funds at September 30, 2011 were:

Hatteras Multi-Strategy Fund, L.P.	16.58%
Hatteras Multi-Strategy TEI Fund, L.P.	21.66%
Hatteras Multi-Strategy Institutional Fund, L.P.	16.30%
Hatteras Multi-Strategy TEI Institutional Fund, L.P.	43.17%

Hatteras Investment Management, LLC, a Delaware limited liability company, serves as the General Partner of each of the Feeder Funds and the Master Fund (the “General Partner”). The General Partner is an affiliate of the Investment Manager. The General Partner has appointed a Board of Directors for each Feeder Fund (collectively the “Board”) and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Feeder Funds, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Feeder Funds’ business.

FIVE

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.  Investment Valuation

The Feeder Funds do not make direct investments in securities or financial instruments, and invest substantially all of their assets in the Master Fund. The Feeder Funds record their investment in the Master Fund at fair value. Each Feeder Fund’s investment in the Master Fund would be considered level 3 as defined under fair valuation accounting standards. Valuation of securities held by the Master Fund, including the Master Fund’s disclosure of investments under the three-tier hierarchy, is discussed in the notes to the Master Fund’s financial statements included elsewhere in this report.

b.  Allocations from the Master Fund

The Feeder Funds record their allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation from the Master Fund.

c.  Feeder Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Feeder Funds will be recognized on an accrual basis. Expenses that are specifically attributed to the Feeder Funds are charged to each Feeder Fund. Because the Feeder Funds bear their proportionate share of the management fees of the Master Fund, the Feeder Funds pay no direct management fee to the Investment Manager. Feeder Funds specific expenses are recorded on an accrual basis.

d.  Tax Basis Reporting

Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of each of the Feeder Fund’s allocated earnings is established dependent upon the tax filings of the investment vehicles operated by the Adviser (“Adviser Funds”). Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

e.  Income Taxes

For U.S. Federal income tax purposes, the Feeder Funds are treated as partnerships, and each Limited Partner in each respective Feeder Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains (losses) of such Feeder Fund. Accordingly, no federal, state or local income taxes have been provided on profits of the Feeder Funds since the Limited Partners are individually liable for the taxes on their share of the Feeder Funds.

The Feeder Funds have reviewed any potential tax positions as of September 30, 2011 and have determined that they do not have a liability for any unrecognized tax benefits. During the period ended September 30, 2011, the Feeder Funds did not incur any material interest or penalties. For returns filed for the years ended December 31, 2007 through December 31, 2010 the Feeder Funds are open to examination by U.S. federal tax authorities and state tax authorities.

f.  Cash

Cash includes amounts held in interest bearing demand deposit accounts. Such cash, at times, may exceed federally insured limits. The Feeder Funds have not experienced any losses in such accounts and do not believe they are exposed to any significant credit risk on such accounts.

g.  Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in Limited Partners’ capital from operations during the reporting period. Actual results could differ from those estimates.

SIX

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

3.  ALLOCATION OF LIMITED PARTNERS’ CAPITAL

Net profits or net losses of the Feeder Funds for each allocation period (“Allocation Period”) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the Limited Partners’ capital of the Feeder Funds, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses during an Allocation Period, adjusted to exclude any items to be allocated among the capital accounts of the Limited Partners in accordance with the Limited Partners’ respective investment percentages.

Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which Units are purchased; (4) the day on which Units are sold; (5) the day preceding the day on which a substituted Limited Partner is admitted to a Fund; or (6) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages in the Master Fund.

The Feeder Funds maintain a separate capital account (“Capital Account”) on their books for each Limited Partner. Each Limited Partner’s Capital Account will have an opening balance equal to the Limited Partner’s initial purchase of the Feeder Fund (i.e., the amount of the investment less any applicable sales load of up to 2 percent of the purchased amount), and thereafter, will be (i) increased by the amount of any additional purchases by such Limited Partner; (ii) decreased for any payments upon repurchase or sale of such Limited Partner’s interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner’s allocable share of the net profits or net losses of the Feeder Fund.

	Hatteras Multi-Strategy Fund, L.P.	Hatteras Multi-Strategy TEI Fund, L.P.	Hatteras Multi-Strategy Institutional Fund, L.P.	Hatteras Multi-Strategy TEI Institutional Fund, L.P.
Beginning Units, April 1, 2010	2,636,355.16	3,427,716.62	2,802,308.46	6,319,844.08
Purchases	666,585.75	696,848.27	522,287.07	1,629,782.34
Sales	(622,177.14)	(611,349.51)	(807,195.08)	(984,430.26)
Beginning Units, April 1, 2011	2,680,763.77	3,513,215.38	2,517,400.45	6,965,196.16
Purchases	294,303.62	350,419.76	394,347.73	475,353.83
Sales	(216,978.91)	(249,549.00)	(264,348.66)	(415,606.53)
Ending units, September 30, 2011	2,758,088.48	3,614,086.14	2,647,399.52	7,024,943.46

4.  RELATED PARTY TRANSACTIONS AND OTHER

In consideration for fund services, Hatteras Multi-Strategy Fund, L.P., Hatteras Multi-Strategy TEI Fund, L.P., Hatteras Multi-Strategy Institutional Fund L.P., and Hatteras Multi-Strategy TEI Institutional Fund, L.P., will pay the Investment Manager (in such capacity, the “Servicing Agent”) a fund servicing fee at the annual rate of 0.85%, 0.85%, 0.10% and 0.10%, respectively, of the month-end net asset value of the applicable Feeder Fund. The Feeder Fund servicing fees payable to the Servicing Agent will be borne by all Limited Partners of the Feeder Fund on a pro-rata basis before giving effect to any repurchase of interests in the Master Fund effective as of that date, and will decrease the net profits or increase the net losses of the Master Fund that are credited to its interest holders, including each Feeder Fund.

The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion. The Servicing Agent did not waive any of the servicing fees for the six months ended September 30, 2011.

SEVEN

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

4.  RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

The Investment Manager has contractually agreed to reimburse certain expenses through July 31, 2012, so that the total annual expenses (excluding taxes, interest, brokerage commissions, other transaction-related expenses, any extraordinary expenses of the Feeder Funds, any acquired fund fees and expenses, as well as any performance allocation payable by the Feeder Funds or the Master Fund) for this period will not exceed 2.35% for the Hatteras Multi-Strategy Fund, L.P. and Hatteras Multi-Strategy TEI Fund, L.P. and 1.75% for the Hatteras Multi-Strategy Institutional Fund, L.P. and Hatteras Multi-Strategy TEI Institutional Fund, L.P. (the “Expense Limitation”). The agreement automatically renews for a one-year term after the initial period until terminated by the Investment Manager or the applicable Feeder Fund. The Feeder Funds will carry forward, for a period not to exceed (3) three years from the date on which a reimbursement is made by the Investment Manager, any expenses in excess of the Expense Limitation and repay the Investment Manager such amounts, provided the Feeder Fund is able to effect such reimbursement and remain in compliance with the Expense Limitation disclosed in the applicable Feeder Fund’s then effective prospectus. There were no reimbursements from the Investment Manager, nor previous reimbursements repaid to the Investment Manager, nor expenses available for reimbursement as of and for the six months ended September 30, 2011.

The performance allocation is calculated at the Master Fund level, and allocated to the Feeder Funds based on each Feeder Fund ownership interest in the Master Fund. The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the non-cumulative “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Fund at a rate equal to the yield-to-maturity of the 90 day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the preceding calendar year (the “Performance Allocation”). The Performance Allocation is made on a “peak to peak,” or “high watermark” basis, which means that the Performance Allocation is made only with respect to new net profits. If the Master Fund has a net loss in any period followed by a net profit, no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. For the three months ended March 31, 2011 the General Partner of the Master Fund accrued a Performance Allocation which was allocated to the Hatteras Multi-Strategy TEI Institutional Fund, L.P. in the amount of $323,877. For the period April 1, 2011 through September 30, 2011 the accrued Performance Allocation for the three months ended March 31, 2011 of $323,877 was reversed, which is disclosed on the Hatteras Multi-Strategy TEI Institutional Fund, L.P. Statement of Operations.

Hatteras Capital Distributors LLC (“HCD”), an affiliate of the Investment Manager, serves as the Feeder Funds’ distributor. HCD receives a distribution fee from the Investment Manager equal to 0.10% on an annualized basis of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

UMB Bank, N.A. serves as custodian of the Feeder Funds’ cash balances and provides custodial services for the Feeder Funds. J.D. Clark & Company, a division of UMB Fund Services, Inc., serves as administrator and accounting agent to the Feeder Funds and provides certain accounting, record keeping and investor related services. The Feeder Funds pay a fee to the custodian and administrator based upon average Limited Partners’ capital, subject to certain minimums.

At September 30, 2011, Limited Partners, who are affiliated with the Investment Manager or the General Partner, owned $512,388 (0.20% of Partners’ Capital) of Hatteras Multi-Strategy Fund, L.P., $1,410,844 (0.57% of Partners’ Capital) of Hatteras Multi-Strategy Institutional Fund, L.P., and $474,535 (0.07% of Partners’ Capital) of Hatteras Multi-Strategy TEI Institutional Fund, L.P.

5.  RISK FACTORS

An investment in the Feeder Funds involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of

EIGHT

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

5.  RISK FACTORS (CONTINUED)

its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its Adviser Fund holdings for extended periods, which may be several years. Limited Partners should refer to the Master Fund’s financial statements included in this report along with the applicable Feeder Fund’s prospectus, as supplemented and corresponding statement of additional information for a more complete list of risk factors. No guarantee or representation is made that the Feeder Funds’ investment objective will be met.

6.  REPURCHASE OF PARTNERS’ UNITS

The Board may, from time to time and in its sole discretion, cause the Feeder Funds to repurchase Units from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Feeder Funds should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager. The Feeder Funds generally expect to offer to repurchase Units from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year. In no event will more than 20% of the Units of a Feeder Fund be repurchased per quarter. The Feeder Funds do not intend to distribute to the Limited Partners any of the Feeder Funds’ income, but generally expect to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution. Units repurchased prior to the Limited Partner’s one year anniversary of its initial investment may be subject to a maximum 5% repurchase fee.

7.  INDEMNIFICATION

In the normal course of business, the Feeder Funds enter into contracts that provide general indemnifications. The Feeder Funds’ maximum exposure under these agreements is dependent on future claims that may be made against the Feeder Funds, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.  FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Feeder Funds’ financial performance. The total returns in the table represent the rate that a Limited Partner would be expected to have earned or lost on an investment in each Feeder Fund.

The ratios and total return amounts are calculated based on each Limited Partner group taken as a whole. The General Partner’s interest is excluded from the calculations. An individual Limited Partner’s ratios or returns may vary from the table below based on the timing of purchases and sales and performance allocation.

The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Limited Partners’ capital. The ratios include the Feeder Funds’ proportionate share of the Master Fund’s income and expenses.

Total return amounts are calculated based on the change in net asset value during each accounting period.

The portfolio turnover rate is calculated based on the Master Fund’s investment activity, as turnover occurs at the Master Fund level and the Feeder Funds are typically invested 100% in the Master Fund.

NINE

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	Hatteras Multi-Strategy Fund, L.P.	Hatteras Multi-Strategy TEI Fund, L.P.	Hatteras Multi-Strategy Institutional Fund, L.P.	Hatteras Multi-Strategy TEI Institutional Fund, L.P.
Net Asset Value, July 1, 2008*	$100.00	$100.00	$100.00	$100.00
Income from investment operations:
Net investment loss	(1.19)	(1.22)	(0.79)	(0.75)
Net realized and unrealized loss on investment transactions	(22.52)	(22.51)	(22.50)	(22.59)
Total from investment operations	(23.71)	(23.73)	(23.29)	(23.34)
Net Asset Value, April 1, 2009	76.29	76.27	76.71	76.66
Income from investment operations:
Net investment loss	(1.92)	(1.56)	(0.86)	(0.61)
Net realized and unrealized gain on investment transactions	13.37	12.98	13.06	12.81
Total from investment operations	11.45	11.42	12.20	12.20
Net Asset Value, April 1, 2010	87.74	87.69	88.91	88.86
Income from investment operations:
Net investment income/loss	(0.44)	(0.48)	(0.10)	0.30
Net realized and unrealized gain on investment transactions	5.54	5.51	6.00	5.53
Total from investment operations	5.10	5.03	5.90	5.83
Net Asset Value, April 1, 2011	92.84	92.72	94.81	94.69
Income from investment operations:
Net investment income/loss	(0.08)	(0.09)	0.22	0.08
Net realized and unrealized loss on investment transactions	(5.08)	(5.07)	(5.14)	(4.95)
Total from investment operations	(5.16)	(5.16)	(4.92)	(4.87)
Net Asset Value, September 30, 2011	$87.68	$87.56	$89.89	$89.82

*	Net asset value per unit information presented as of unitization on July 1, 2008.

TEN

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2011 (Unaudited)	For the Year Ended March 31,
Hatteras Multi-Strategy Fund, L.P.		2011	2010	2009	2008[1]	2007
Total return before Performance Allocation[2]	(5.56)%[4]	5.81%	15.01%	(21.26)%	2.91%	8.27%
Performance Allocation	0.00%	0.00%	0.00%	(0.02)%	(0.37)%	(0.58)%
Total return after Performance Allocation	(5.56)%[4]	5.81%	15.01%	(21.28)%	2.54%	7.69%
Net investment loss	(0.55)%[5]	(0.60)%	(1.90)%	(1.92)%	(1.66)%	(1.94)%
Ratio of other operating expenses to average net assets[3]	2.24%[5]	2.22%	2.29%	2.27%	2.25%	2.48%
Ratio of credit facility fees and interest expense to average net assets allocated from the Master Fund	0.08%[5]	0.10%	0.06%	0.03%	0.05%	0.03%
Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation[3]	2.32%[5]	2.32%	2.35%	2.30%	2.30%	2.51%
Performance Allocation	0.00%	0.00%	0.00%	0.02%	0.26%	0.61%
Total expenses and Performance Allocation before reimbursement from Investment Manager	2.32%[5]	2.32%	2.35%	2.32%	2.56%	3.12%
Reimbursement from Investment Manager	0.00%	0.00%	0.00%	0.00%	0.00%	(0.03)%
Net expenses	2.32%[5]	2.32%	2.35%	2.32%	2.56%	3.09%
Limited Partners’ capital, end of period (000’s)	$241,839	$248,882	$231,314	$215,165	$237,029	$135,996
Portfolio Turnover Rate (Master Fund)	12.16%[4]	25.12%	23.12%	22.57%	9.54%	14.03%

[1]	2008 Ratio includes repayment to Investment Manager for prior reimbursements in the amount of 0.09%.
[2]	Prior to 2009, total return amounts are calculated by geometrically linking returns based on the change in value during each monthly accounting period.
[3]

Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

[4]	Not annualized.
[5]	Annualized.

ELEVEN

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2011 (Unaudited)	For the Year Ended March 31,
Hatteras Multi-Strategy TEI Fund, L.P.		2011	2010	2009	2008[1]	2007
Total return before Performance Allocation[2]	(5.56)%[4]	5.74%	14.97%	(21.35)%	2.39%	8.01%
Performance Allocation	0.00%	0.00%	0.00%	(0.01)%	(0.26)%	(0.55)%
Total return after Performance Allocation	(5.56)%[4]	5.74%	14.97%	(21.36)%	2.13%	7.46%
Net investment loss	(0.56)%[5]	(0.68)%	(1.94)%	(1.99)%	(2.14)%	(2.24)%
Ratio of other operating expenses to average net assets[3]	2.21%[5]	2.20%	2.27%	2.22%	2.31%	2.52%
Ratio of allocated credit facility fees and interest expense to average net assets	0.08%[5]	0.10%	0.06%	0.03%	0.05%	0.03%
Ratio of withholding tax to average net assets	0.03%[5]	0.09%	0.06%	0.20%	0.41%	0.32%
Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation[3]	2.32%[5]	2.39%	2.39%	2.45%	2.77%	2.87%
Performance Allocation	0.00%	0.00%	0.00%	0.01%	0.22%	0.62%
Total expenses and Performance Allocation before reimbursement from Investment Manager	2.32%[5]	2.39%	2.39%	2.46%	2.99%	3.49%
Reimbursement from Investment Manager	0.00%	0.00%	0.00%	0.00%	0.00%	(0.08)%
Net expenses	2.32%[5]	2.39%	2.39%	2.46%	2.99%	3.41%
Limited Partners’ capital, end of period (000’s)	$316,449	$325,745	$300,576	$257,504	$304,765	$129,980
Portfolio Turnover Rate (Master Fund)	12.16%[4]	25.12%	23.12%	22.57%	9.54%	14.03%

[1]	2008 Ratio includes repayment to Investment Manager for prior reimbursements in the amount of 0.06%.
[2]	Prior to 2009, total return amounts are calculated by geometrically linking returns based on the change in value during each monthly accounting period.
[3]

Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

[4]	Not annualized.
[5]	Annualized.

TWELVE

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2011 (Unaudited)	For the Year Ended March 31,				For the period from January 1, 2007 (commencement of operations) to March 31, 2007[5]
Hatteras Multi-Strategy Institutional Fund, L.P.		2011	2010	2009	2008[2]
Total return before amortizing organizational expenses and before Performance Allocation	(5.20)%[1,6]	6.64%[1]	15.90%[1]	(20.69)%[1]	3.37%[1]	3.79%
Organization expense	—	—	—	—	—	(1.38)%
Total return after amortizing organizational expenses and before Performance Allocation[3]	(5.20)%[6]	6.64%	15.90%	(20.69)%	3.37%	2.41%
Performance Allocation	0.00%	0.00%	0.00%	(0.03)%	(0.15)%	(0.17)%
Total return after amortizing organizational expenses and Performance Allocation	(5.20)%[6]	6.64%	15.90%	(20.72)%	3.22%	2.24%
Net investment income/loss	0.23%[5]	0.14%	(1.12)%	(1.23)%	(1.11)%	(5.37)%
Ratio of operating expenses to average net assets[4]	1.46%[5]	1.43%	1.51%	1.56%	1.72%	7.60%
Ratio of allocated credit facility fees and interest expense to average net assets	0.08%[5]	0.10%	0.06%	0.03%	0.05%	0.01%
Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation[4]	1.54%[5]	1.53%	1.57%	1.59%	1.77%	7.61%
Performance Allocation	0.00%	0.00%	0.00%	0.03%	0.18%	0.35%
Total expenses and Performance Allocation before reimbursement from Investment Manager	1.54%[5]	1.53%	1.57%	1.62%	1.95%	7.96%
Reimbursement from Investment Manager	0.00%	0.00%	0.00%	0.00%	(0.02)%	(1.12)%
Net expenses	1.54%[5]	1.53%	1.57%	1.62%	1.93%	6.84%
Limited Partners’ capital, end of period (000’s)	$237,967	$238,675	$249,153	$202,898	$149,882	$9,418
Portfolio Turnover Rate (Master Fund)	12.16%[6]	25.12%	23.12%	22.57%	9.54%	14.03%

[1]	Organizational costs were fully expensed as of March 31, 2007.
[2]	2008 Ratio includes repayment to Investment Manager for prior reimbursements in the amount of 0.09%.
[3]	Prior to 2009, total return amounts are calculated by geometrically linking returns based on the change in value during each monthly accounting period.
[4]

Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

[5]	Annualized for periods of less than one year.
[6]	Not annualized.

THIRTEEN

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

8.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the period Ended September 30, 2011 (Unaudited)	For the Year Ended March 31,				For the period from January 1, 2007 (commencement of operations) to March 31, 2007[5]
Hatteras Multi-Strategy TEI Institutional Fund, L.P.		2011	2010	2009	2008[2]
Total return before amortizing organizational expenses and before Performance Allocation	(5.19)%[1,6]	6.61%[1]	15.91%[1]	(20.79)%[1]	3.09%[1]	2.51%
Organization expense	—	—	—	—	—	(2.07)%
Total return after amortizing organizational expenses and before Performance Allocation[3]	(5.19)%[6]	6.61%	15.91%	(20.79)%	3.09%	0.44%
Performance Allocation	0.05%[6,7]	(0.05)%	0.00%	(0.05)%	(0.09)%	(0.15)%
Total return after amortizing organizational expenses and Performance Allocation	(5.14)%[6]	6.56%	15.91%	(20.84)%	3.00%	0.29%
Net investment income/loss	0.35%[5]	0.10%	(1.11)%	(1.35)%	(1.44)%	(10.38)%
Ratio of operating expenses to average net assets[4]	1.40%[5]	1.38%	1.44%	1.50%	1.67%	12.74%
Ratio of allocated credit facility fees and interest expense to average net assets	0.08%[5]	0.10%	0.06%	0.03%	0.05%	0.01%
Ratio of withholding tax to average net assets	0.03%[5]	0.08%	0.05%	0.19%	0.36%	0.25%
Operating expenses, excluding reimbursement from Investment Manager and Performance Allocation[4]	1.51%[5]	1.56%	1.55%	1.72%	2.08%	13.00%
Performance Allocation	(0.05)%[6,7]	0.05%	0.00%	0.05%	0.14%	0.59%
Total expenses and Performance Allocation before reimbursement from Investment Manager	1.46%[5]	1.61%	1.55%	1.77%	2.22%	13.59%
Reimbursement from Investment Manager	0.00%	0.00%	0.00%	0.00%	(0.03)%	(1.42)%
Net expenses	1.46%[5]	1.61%	1.55%	1.77%	2.19%	12.17%
Limited Partners’ capital, end of period (000’s)	$631,014	$659,549	$561,581	$384,901	$209,737	$4,047
Portfolio Turnover Rate (Master Fund)	12.16%[6]	25.12%	23.12%	22.57%	9.54%	14.03%

[1]	Organizational costs were fully expensed as of March 31, 2007.
[2]	2008 Ratio includes repayment to Investment Manager for prior reimbursements in the amount of 0.07%.
[3]	Prior to 2009, total return amounts are calculated by geometrically linking returns based on the change in value during each monthly accounting period.
[4]

Ratios calculated based on total expenses and average net assets. If the expense ratio calculation had been performed monthly, as is done for expense cap calculations, the ratios would have been different.

[5]	Annualized for periods of less than one year.
[6]	Not annualized.
[7]	Reverse accrued Performance Allocation from January 1, 2011 to March 31, 2011.

FOURTEEN

HATTERAS FUNDS

(each a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (concluded)

9.  SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to our disclosure in the financial statements except the following: effective October 1, 2011 and November 1, 2011, there were additional purchases into the Feeder Funds of the following amounts:

October 1, 2011
Hatteras Multi-Strategy Fund, L.P.	$2,525,000
Hatteras Multi-Strategy TEI Fund, L.P.	$1,265,000
Hatteras Multi-Strategy Institutional Fund, L.P.	$3,664,300
Hatteras Multi-Strategy TEI Institutional Fund, L.P.	$2,442,000

November 1, 2011
Hatteras Multi-Strategy Fund, L.P.	$2,757,500
Hatteras Multi-Strategy TEI Fund, L.P.	$1,480,500
Hatteras Multi-Strategy Institutional Fund, L.P.	$4,172,100
Hatteras Multi-Strategy TEI Institutional Fund, L.P.	$2,100,000

In addition, since October 1, 2011, the board accepted the following tender requests which will be effective as of December 31, 2011:

Hatteras Multi-Strategy Fund, L.P.	$9,334,760
Hatteras Multi-Strategy TEI Fund, L.P.	$11,831,182
Hatteras Multi-Strategy Institutional Fund, L.P.	$8,869,735
Hatteras Multi-Strategy TEI Institutional Fund, L.P.	$13,651,204

*************

FIFTEEN

HATTERAS FUNDS

(each a Delaware Limited Partnership)

BOARD OF DIRECTORS

(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information, as of September 30, 2011, is set forth below. The business address of each Director is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615. The Feeder Funds’ statements of additional information include information about the Directors and may be obtained without charge by calling 1-888-363-2324.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director
INTERESTED DIRECTOR
David B. Perkins* July 18, 1962	President and Chairman of the Board of Directors of each Fund in the Fund Complex	Since Inception	Mr. Perkins has been Chairman of the Board of Directors and President of the Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	15
INDEPENDENT DIRECTORS
H. Alexander Holmes May 4, 1942	Director; Audit Committee Member of each Fund in the Fund Complex	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	15
Steve E. Moss February 18, 1953	Director; Audit Committee Member of each Fund in the Fund Complex	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	15
Gregory S. Sellers May 5, 1959	Director; Audit Committee Member of each Fund in the Fund Complex	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	15
Daniel K. Wilson June 22, 1948	Director; Audit Committee Member of each Fund in the Fund Complex	Since June 2009	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*	Mr. Perkins is deemed to be an “interested” Director of the Feeder Funds because of his affiliations with the Investment Manager.

SIXTEEN

HATTERAS FUNDS

(each a Delaware Limited Partnership)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, date of birth, position with each Feeder Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2011, of each of the persons currently serving as Executive Officers of the Feeder Funds. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Feeder Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex Overseen by Officer
OFFICERS
J. Michael Fields, July 14, 1973	Secretary of each Fund in the Fund Complex	Since 2008	Prior to becoming Secretary of each of the funds in the Fund Complex, Mr. Fields was the Treasurer of each of the funds in the Fund Complex. Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.	N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of each Fund in the Fund Complex	Since 2008

Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008. Prior to joining Hatteras,

Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007.

N/A
Robert Lance Baker September 17, 1971	Treasurer of each Fund in the Fund Complex	Since 2008	Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates. Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC. At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.	N/A

SEVENTEEN

HATTERAS FUNDS

(each a Delaware Limited Partnership)

OTHER INFORMATION

(Unaudited)

PROXY VOTING

For free information regarding how the Master Fund voted proxies during the period ended June 30, 2011 or to obtain a free copy of the Master Fund’s complete proxy voting policies and procedures, call 1-800-504-9070 or visit the SEC’s website at http://www.sec.gov

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Feeder Funds file their complete schedule of portfolio holdings, which includes securities held by the Master Fund, with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Feeder Funds’ Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EIGHTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

Financial Statements

As of and for the six months ended September 30, 2011

(Unaudited)

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

As of and for the six months ended September 30, 2011

(Unaudited)

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS’ CAPITAL

Percentages are as follows:

Investments in Adviser Funds, Exchange Traded Funds and Mutual Funds — (100.42)%	Cost	Fair Value
Absolute Return — (11.50)%
Broad Peak Fund, L.P.[a,b]	$290,930	$221,210
Citadel Derivatives Group Investors, LLC[a,b]	3,413,210	6,467,086
Citadel Wellington, LLC (Class A)[a,b,c]	28,740,360	33,125,023
Courage Special Situations Fund, L.P.[a,b]	17,327,675	17,413,739
D.E. Shaw Composite Fund, LLC[a,b]	14,757,485	17,692,733
Eton Park Fund, L.P.[a,b]	19,000,000	19,458,561
JANA Partners Qualified, L.P.[a,b,e]	92,329	51,768
Marathon Fund, L.P.[a,b,e]	4,247,988	2,472,431
Montrica Global Opportunities Fund, L.P.[a,b,e]	835,371	665,787
OZ Asia, Domestic Partners L.P.[a,b,e]	1,038,929	1,087,897
Paulson Advantage, L.P.[a,b,c]	14,207,995	14,399,541
Paulson Partners Enhanced, L.P.[a,b,c]	5,181,104	9,987,187
Perry Partners, L.P.[a,b,e]	749,391	843,149
Pipe Equity Partners[a,b,e]	13,746,712	7,463,905
Pipe Select Fund, LLC[a,b,e]	8,803,287	10,840,165
Standard Investment Research Hedge Equity Fund, L.P.[a,b,c]	20,000,000	23,431,186
Stark Investments, L.P.[a,b,e]	1,474,647	1,533,943
Stark Select Asset Fund, LLC[a,b,e]	781,516	765,234
Total Absolute Return	154,688,929	167,920,545

Enhanced Fixed Income — (24.29)%
Investment in Adviser Funds
Alden Global Distressed Opportunities Fund, L.P.[a,b]	20,000,000	15,101,001
Anchorage Capital Partners, L.P.[a,b]	30,000,000	29,503,290
BDCM Partners I, L.P.[a,b]	24,240,801	21,591,280
Bell Point Credit Opportunities Fund, L.P.[a,b]	20,000,000	16,917,149

See notes to financial statements.

ONE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited) (continued)

Enhanced Fixed Income — (24.29)% (continued)	Shares	Cost	Fair Value
Contrarian Capital Fund I, L.P.[a,b]		$12,522,723	$16,042,596
CPIM Structured Credit Fund 1000, L.P.[a,b,e]		212,414	25,832
Drawbridge Special Opportunities Fund, L.P.[a,b,e]		6,419,382	7,639,510
EDF-M1 Onshore, L.P.[a,b]		10,000,000	10,639,045
Fortress VRF Advisors I, LLC[a,b,e]		8,092,619	1,796,245
Halcyon European Structured Opportunities Fund, L.P.[a,b,e]		362,870	244,591
Harbinger Capital Partners Fund I, L.P.[a,b,e]		13,269,193	10,388,410
Harbinger Credit Distressed Blue Line Fund, L.P.[a,b]		20,000,000	25,543,838
Indaba Capital Partner, L.P.[a,b]		10,000,000	9,132,529
Marathon Special Opportunity Fund, L.P.[a,b]		7,534,863	7,843,201
MKP Credit, L.P.[a,b]		25,000,000	26,924,592
Morgan Rio Capital Fund, L.P.[a,b]		7,000,000	8,185,784
Mudrick Distressed Opportunity Fund, L.P.[a,b]		10,000,000	9,465,542
Prospect Harbor Credit Partners, L.P.[a,b,e]		2,421,403	2,264,867
Providence MBS Fund, L.P.[a,b]		25,000,000	30,990,384
Senator Global Opportunity Fund, L.P.[a,b,c]		30,000,000	33,160,738
Strategic Value Restructuring Fund, L.P.[a,b]		15,428,312	15,578,424
TCW Special Mortgage Credits Fund II, L.P.[a,b]		9,999,676	19,893,711
Waterstone Market Neutral Fund, L.P.[a,b]		8,548,948	14,389,272
Total Investment in Adviser Funds		316,053,204	333,261,831
Investment in Mutual Funds
Doubleline Total Return Bond[a]	1,903,648	19,234,664	21,320,861
Total Investment in Mutual Funds		19,234,664	21,320,861
Total Enhanced Fixed Income		335,287,868	354,582,692

Opportunistic Equity — (31.77)%
Investment in Adviser Funds
Algebris Global Financials Fund, L.P.[a,b,c]		13,276,982	8,346,932
Artis Partners 2X (Institutional), L.P.[a,b,c]		17,958,246	19,988,532
Ashoka Fund, L.P.[a,b]		29,000,000	27,541,536
Asian Century Quest Fund (QP), L.P.[a,b,c]		14,364,157	16,337,674
Balyasny Atlas Leveraged Fund, L.P.[a,b]		25,000,000	24,030,000
Bay Pond Partners, L.P.[a,b]		15,000,000	13,550,668
Biomedical Value Fund, L.P.[b,e]		408,247	487,022
Broadfin Healthcare Fund, L.P.[a,b]		22,000,000	20,326,279
Camcap Resources, L.P.[a,b,e]		536,329	521,387
CCM SPV II, LLC[a,b,e]		44,215	51,358
Chilton Global Natural Resources Partners, L.P.[a,b,c]		19,817,824	17,742,797
Crosslink Crossover Fund IV, L.P.[a,b]		3,345,919	7,918,742
Crosslink Crossover Fund V, L.P.[a,b]		931,110	4,307,122
Crosslink Crossover Fund VI, L.P.[a,b]		8,515,359	7,542,948
Expo Health Sciences Fund, L.P.[a,b]		20,000,000	18,146,315
Gavea Investment Fund II, L.P.[a,b]		150,000	2,047,709
Gavea Investment Fund III, L.P.[a,b]		17,280,000	23,678,158
Gracie Capital, L.P.[a,b,e]		194,952	115,835
HealthCor, L.P.[b,c]		13,537,066	18,942,992

See notes to financial statements.

TWO

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited) (continued)

Opportunistic Equity — (31.77)% (continued)	Shares	Cost	Fair Value
Integral Capital Partners VII, L.P.[a,b]		$1,310,515	$1,870,731
Integral Capital Partners VIII, L.P.[a,b]		2,490,153	2,262,883
Samlyn Onshore Fund, L.P.[a,b,c]		20,170,802	25,352,345
Sansar Capital Master Fund, L.P. Subsidiaries[a,b,e]		315,076	418,492
Security Capital-Preferred Growth, LLC[b,e]		1,028,425	369,493
Sloane Robinson (Class C) International[a,b,c]		7,457,674	8,254,172
Sloane Robinson (Class G) Emerging[a,b,c]		12,281,970	16,310,439
Southport Energy Plus Partners, L.P.[a,b,c]		16,167,182	18,401,358
Standard Investment Research Energy Opportunities Fund, L.P.[a,b]		10,000,000	9,453,974
The Raptor Private Holdings, L.P.[a,b,e]		1,158,952	1,038,084
TT Mid-Cap Europe Long/Short Fund Limited[a,b,c]		22,500,000	27,415,047
Valiant Capital Partners, L.P.[b,c]		21,185,537	35,092,416
Value Partners Hedge Fund, LLC[a,b]		28,000,000	23,862,643
Viking Global Equities, L.P.[a,b,c]		14,012,276	17,676,587
Visium Balanced Fund, L.P.[a,b,c]		18,969,942	21,780,308
WCP Real Estate Strategies Fund, L.P.[a,b,e]		8,971,304	5,593,527
Total Investment in Adviser Funds		407,380,214	446,776,505
Investment in Exchange Traded Funds
Ishares MSCI Brazil Index Fund[a]	82,050	4,996,758	4,267,421
Oil Services HOLDRS Trust	124,500	15,423,287	12,837,195
Total Investment in Exchange Traded Funds		20,420,045	17,104,616
Total Opportunistic Equity		427,800,259	463,881,121

Private Investments — (25.15)%
ABRY Advanced Securities Fund, L.P.[b]		6,382,558	8,227,115
ABRY Partners VI, L.P.[b]		5,804,041	6,917,909
ABRY Partners VII, L.P.[a,b]		547,330	510,836
Accel-KKR Capital Partners III, L.P.[a,b]		4,632,283	4,862,376
Actis Umbrella Fund, L.P.[b]		2,125,133	1,714,000
Arclight Energy Partners Fund III, L.P.[b]		3,037,242	3,565,764
Arclight Energy Partners Fund IV, L.P.[b]		3,019,006	3,311,062
Arminius Moat, L.P.[b]		5,615,015	5,615,310
BDCM Opportunity Fund II, L.P.[b]		3,916,621	4,985,723
Benson Elliot Real Estate Partners II, L.P.[a,b]		5,050,893	2,975,008
Brazos Equity Fund II, L.P.[b]		3,545,542	2,099,337
Brazos Equity Fund III, L.P.[b]		2,398,307	2,086,226
Cadent Energy Partners II, L.P.[b]		5,649,333	5,600,000
Canaan Natural Gas Fund X, L.P.[b]		3,360,500	1,239,970
Carlyle Japan Fund II, L.P.[a,b]		1,429,647	1,369,739
Carlyle Partners V, L.P.[b]		5,514,886	6,068,037
Carlyle Realty Distressed RMBS Partners, L.P.[b]		2,098,213	950,318
CDH Venture Partners II, L.P.[b]		3,452,284	2,973,067
CDH Venture Partners IV, L.P.[a,b]		2,102,760	1,939,684
China Special Opportunities Fund III, L.P.[a,b]		251,351	170,000
Claremont Creek Ventures II, L.P.[a,b]		1,235,000	931,135
Claremont Creek Ventures, L.P.[a,b]		1,545,415	839,560

See notes to financial statements.

THREE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited) (continued)

Private Investments — (25.15)% (continued)	Cost	Fair Value
Colony Investors VII, L.P.a,[b]	$3,045,480	$973,400
Colony Investors VIII, L.P.[b]	7,890,747	3,439,000
CX Partners Fund Limiteda,[b]	2,583,180	2,361,927
Dace Ventures I, L.P.[a,b]	2,139,802	1,886,183
Darwin Private Equity I, L.P.[b]	4,031,757	2,745,625
DaVinci Corporate Opportunity Partners, L.P.[a,b]	3,832,176	135,826
EMG Investments, LLC[b]	1,495,925	1,670,590
Encore Consumer Capital Fund, L.P.a,[b]	2,796,948	3,268,889
EnerVest Energy Institutional Fund XI-A, L.P.[b]	6,998,031	4,978,255
EnerVest Energy Institutional Fund X-A, L.P.[b]	2,178,934	1,937,313
Exponent Private Equity Partners II, L.P.[b]	3,769,969	2,042,346
Fairhaven Capital Partners, L.P.[a,b]	2,711,348	1,704,492
Florida Real Estate Value Fund, L.P.[a,b]	3,458,838	3,334,374
Forum European Realty Income III, L.P.[a,b]	4,389,280	3,468,831
Garrison Opportunity Fund II A, LLC[a,b]	1,660,056	1,767,669
Garrison Opportunity Fund, LLCa,[b]	6,006,062	8,207,752
Great Point Partners I, L.P.a,[b]	2,410,538	3,566,053
Greenfield Acquisition Partners V, L.P.[b]	5,116,818	4,652,810
GTIS Brazil Real Estate Fund, L.P.[a,b]	6,616,881	9,045,397
Halifax Capital Partners II, L.P.[b]	1,666,676	1,894,480
Hancock Park Capital III, L.P.a,[b]	2,411,283	3,977,125
Healthcor Partners Fund, L.P.[a,b,c]	2,249,117	2,440,069
Hillcrest Fund, L.P.[a,b]	5,437,584	4,087,157
Hony Capital Fund 2008, L.P.[b]	7,762,402	7,948,768
Illumitex, Inc.[a,b]	999,999	999,999
Intervale Capital Fund, L.P.[b]	4,610,533	6,125,000
J.C. Flowers III Co-Invest BTG, L.P.[b]	1,570,408	1,635,671
J.C. Flowers III, L.P.a,[b]	2,646,848	2,918,037
LC Fund V, L.P.[a,b]	674,540	634,732
Lighthouse Capital Partners VI, L.P.[a,b]	4,175,000	4,445,299
Merit Energy Partners F-II, L.P.[b]	1,156,832	930,906
Mid Europa Fund III, L.P.[a,b]	4,696,190	4,111,024
Monomoy Capital Partners II, L.P.[a,b]	135,916	31,948
Natural Gas Partners Energy Tech, L.P.[a,b]	884,611	792,798
Natural Gas Partners IX, L.P.[b]	5,922,892	8,259,860
Natural Gas Partners VIII, L.P.[a,b]	4,049,369	5,417,947
New Horizon Capital III, L.P.[b]	5,605,106	6,744,712
NGP Energy Technology Partners II, L.P.a,[b]	2,421,707	2,399,775
NGP Midstream & Resources Offshore Holdings Fund, L.P.[a,b]	4,097,112	6,265,000
NGP Midstream & Resources, L.P.[b]	4,825,288	5,130,821
Northstar Equity Partners III Limited[b]	367,100	334,884
Northwood Real Estate Co-Investors[b]	1,417,048	1,462,758
Northwood Real Estate Partners[b]	3,929,107	3,764,793
OCM European Principal Opportunties Fund, L.P.[a,b]	3,316,233	6,013,272
OCM Mezzanine Fund II, L.P.a,[b]	2,217,661	2,301,623
ORBIS Real Estate Fund Ia,b	3,194,857	2,342,639
Orchid Asia IV, L.P.[b]	5,111,934	6,723,289

See notes to financial statements.

FOUR

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited) (continued)

Private Investments — (25.15)% (continued)	Cost	Fair Value
Parmenter Realty Fund IV, L.P.[a,b]	$547,415	$512,979
Patron Capital, L.P. III[a,b]	4,445,535	4,076,850
Pearlmark Mezzanine Realty Partners II, LLC[b]	1,671,640	182,567
Pearlmark Mezzanine Realty Partners III, LLC[b]	4,972,891	3,344,387
Pennybacker II, L.P.[a,b]	462,873	439,000
Phoenix Real Estate Fund PTE Limited[b]	6,023,793	6,840,292
Phoenix Real Estate Fund (T), L.P.[a,b]	6,134,670	5,155,561
Pine Brook Capital Partners, L.P.[b]	4,615,411	4,785,657
Private Equity Investment Fund V, L.P.[b]	6,415,827	6,268,389
Private Equity Investors Fund IV, L.P.[b]	3,160,493	2,599,491
Quantum Energy Partners IV, L.P.[a,b]	3,520,298	2,935,680
Quantum Energy Partners V, L.P.[a,b]	1,666,532	431,300
Rockwood Capital Real Estate Partners Fund VII, L.P.[a,b]	5,000,000	2,323,046
Roundtable Healthcare Management III, L.P.[a,b]	971,945	857,735
Roundtable Healthcare Partners II, L.P.[a,b]	2,310,152	2,099,772
Saints Capital VI, L.P.[b]	6,717,281	8,044,172
Sanderling Venture Partners VI Co-Investment Fund, L.P.[a,b]	749,810	911,799
Sanderling Venture Partners VI, L.P.[a,b]	880,040	1,240,315
SBC Latin America Housing US Fund, L.P.[a,b]	142,906	0
Sentient Global Resources Fund III, L.P.[a,b]	11,793,771	14,223,926
Sentient Global Resources Fund IV, L.P.[a,b]	733,071	619,000
Sovereign Capital Limited Partnership III[a,b]	1,246,227	1,223,028
Square Mile Lodging Opportunity Partners, L.P.[a,b]	2,144,021	2,136,306
Square Mile Partners III, L.P.[b]	8,729,142	9,055,025
Sterling Capital Partners II, L.P.[a,b]	1,760,609	1,983,794
Sterling Capital Partners III, L.P.[a,b]	3,205,478	3,773,830
Sterling Group Partners III, L.P.[b]	1,583,772	1,349,000
Strategic Value Global Opportunities Fund I-A, L.P.[b]	4,337,547	3,383,180
Tenaya Capital V, L.P.[b]	3,297,254	4,145,384
The Column Group, L.P.a,[b]	2,742,638	2,476,115
The Energy and Minerals Group Fund II, L.P.[a,b]	100,462	97,545
The Founders Fund III, L.P.[a,b]	3,250,000	5,100,000
Tiger Global Investments Partners VI, LPa,b	3,891,333	4,537,168
TPF II, L.P.[b]	4,529,130	3,609,081
Trivest Fund IV, L.P.[b]	3,511,624	3,428,599
Urban Oil and Gas Partners A-1, L.P.[b]	3,656,366	3,653,652
VCFA Private Equity Partners IV, L.P.[b]	1,447,194	1,375,432
VCFA Venture Partners V, L.P.[b]	5,520,669	5,715,665
Voyager Capital Fund III, L.P.[a,b]	1,681,122	1,912,785
WCP Real Estate Fund I, L.P.[a,b]	2,959,575	2,826,598
Westview Capital Partners II, L.P.[b]	3,607,133	3,924,540
Zero2IPO China Fund II, L.P.[a,b]	3,311,661	3,372,702
Total Private Investments	372,848,794	367,244,641

See notes to financial statements.

FIVE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited) (concluded)

Tactical Trading — (7.71)%	Cost	Fair Value
Alphamosaic (U.S.), LLC-Series Cell No. 41 (Winton Capital Management Limited)[a,b]	$12,500,000	$12,833,975
Black River Commodity MS Fund, L.P.[a,b,e]	446,430	429,681
Bluegold Global Fund, L.P.[a,b]	10,000,000	8,683,225
Brevan Howard Emerging Markets Strategies Fund, L.P.[a,b,c]	11,250,000	10,638,043
Brevan Howard, L.P.[a,b,c]	15,138,690	16,950,929
D.E. Shaw Oculus Fund, LLC[a,b]	7,154,202	11,478,259
Drawbridge Global Macro Fund, L.P.[a,b,e]	96,671	85,862
Ospraie Special Opportunities Fund, L.P.[a,b,e]	3,121,971	4,058,772
R.G. Niederhoffer Global Fund, L.P. Ia,b	19,222,391	16,099,578
Robeco Transtrend Diversified Fund, LLC[a,b]	12,500,000	11,097,748
The Clive Fund, L.P.[a,b,c]	15,000,000	17,155,850
Touradji Global Resources Holdings, LLC[a,b,e]	3,434,008	3,023,177
Total Tactical Trading	109,864,363	112,535,099
Total investments in Adviser Funds, Exchange Traded Funds and Mutual Funds (cost $1,400,490,213)		1,466,164,098

Short-Term Investments — (0.84)%
Federated Prime Obligations Fund #10, 0.12%[d]	12,210,327	12,210,327
Total Short-Term Investments (cost $12,210,327)		12,210,327
Total Investments (cost $1,412,700,540) (101.26)%		1,478,374,425
Liabilities in excess of other assets (-1.26)%		(18,335,236)
Partners’ capital — (100.00)%		$1,460,039,189

[a]	Non-income producing.
[b]	Adviser Funds are issued in private placement transactions and as such are restricted as to resale.
[c]	Securities held in custody by US Bank N.A., as collateral for a credit facility (see Note 8). The total cost and fair value of these securities was $353,466,924 and $412,930,165, respectively.
[d]	The rate shown is the annualized 7-day yield as of September 30, 2011.
[e]	The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds.

HOLDRS — Holding Company Depository Receipts

Total cost and fair value of restricted Adviser Funds as of September 30, 2011 was $1,360,835,504 and $1,427,738,621, respectively.

See notes to financial statements.

SIX

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS’ CAPITAL

September 30, 2011 (Unaudited)

Assets
Investments in Adviser Funds, Exchange Traded Funds and Mutual Funds, at fair value (cost $1,400,490,213)	$1,466,164,098
Investments in short-term investments, at fair value (cost $12,210,327)	12,210,327
Cash	245,486
Investment in Adviser Funds, Exchange Traded Funds and Mutual Funds paid in advance	25,124,540
Receivable from redemption of Adviser Funds, Exchange Traded Funds and Mutual Funds	12,029,009
Prepaid assets	22,097
Dividends and interest receivable	1,885
Total assets	$1,515,797,442
Liabilities and partners’ capital
Withdrawals payable	$45,097,386
Contributions received in advance	9,143,812
Management fee payable	1,255,257
Accounting and administration fees payable	94,334
Professional fees payable	93,766
Line of credit fees payable	50,000
Custodian fees payable	23,698
Total liabilities	55,758,253
Partners’ capital	1,460,039,189
Total liabilities and partners’ capital	$1,515,797,442
Components of Partners’ capital
Capital contributions (net)	$1,485,787,194
Accumulated net investment loss	(23,145,938)
Accumulated net realized loss	(68,275,952)
Accumulated net unrealized appreciation on investments	65,673,885
Partners’ capital	$1,460,039,189

See notes to financial statements.

SEVEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF OPERATIONS

For the six months ended September 30, 2011 (Unaudited)

Investment income
Dividends	$13,658,497
Interest	19,975
Total investment income	13,678,472
Operating expenses
Management fee	7,797,101
Line of credit fees	587,500
Accounting and administration fees	568,069
Risk management expense	554,750
Professional fees	216,303
Custodian fees	82,650
Interest expense	51,175
Compliance consulting fees	15,000
Printing expense	9,200
Insurance expense	6,790
Other expenses	70,000
Total operating expenses	9,958,538
Net investment income	3,719,934
Net realized gain and change in unrealized depreciation on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions
Net realized gain from investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	4,301,219
Net change in unrealized depreciation on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	(88,546,397)
Net realized gain and change in unrealized depreciation on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	(84,245,178)
Net decrease in partners’ capital resulting from operations	$(80,525,244)

See notes to financial statements.

EIGHT

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS’ CAPITAL

For the year ended March 31, 2011 and the six months ended September 30, 2011 (Unaudited)

	General Partners’ Capital	Limited Partners’ Capital	Total Partners’ Capital
Partners’ capital, at March 31, 2010	$—	$1,411,169,017	$1,411,169,017
Capital contributions	—	306,549,492	306,549,492
Capital withdrawals	(323,877)	(292,434,000)	(292,757,877)
Net investment income	—	6,331,545	6,331,545
Net realized gain from investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	—	22,108,617	22,108,617
Net change in unrealized appreciation on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	—	74,732,748	74,732,748
Performance allocation	323,877	(323,877)	—
Partners’ capital, at March 31, 2011*	$—	$1,528,133,542	$1,528,133,542
Capital contributions	323,877	137,731,985	138,055,862
Capital withdrawals	—	(125,624,971)	(125,624,971)
Net investment income	—	3,719,934	3,719,934
Net realized gain from investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	—	4,301,219	4,301,219
Net change in unrealized depreciation on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	—	(88,546,397)	(88,546,397)
Reverse accrued performance allocation from January 1, 2011 to March 31, 2011	(323,877)	323,877	—
Partners’ capital, at September 30, 2011**	$—	$1,460,039,189	$1,460,039,189

*	Including accumulated net investment loss of $26,865,872.

**	Including accumulated net investment loss of $23,145,938.

See notes to financial statements.

NINE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

STATEMENT OF CASH FLOWS

For the six months ended September 30, 2011 (Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(80,525,244)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash used in operating activities:
Purchase of Adviser Funds, Exchange Traded Funds and Mutual Funds	(249,789,329)
Proceeds from redemptions of Adviser Funds, Exchange Traded Funds and Mutual Funds	216,499,313
Net realized gain from investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	(4,301,219)
Net change in unrealized depreciation on investments in Adviser Funds, Exchange Traded Funds, Mutual Funds and foreign exchange transactions	88,546,397
Net sales of short-term investments	13,722,964
Decrease in investments in Adviser Funds, Exchange Traded Funds and Mutual Funds paid in advance	5,863,699
Decrease in receivable from redemption of Adviser Funds, Exchange Traded Funds and Mutual Funds	47,298,430
Decrease in dividends and interest receivable	1,701
Increase in prepaid assets	(5,219)
Decrease in management fee payable	(88,321)
Decrease in professional fees payable	(151,033)
Decrease in risk management fees payable	(155,493)
Decrease in accounting and administration fees payable	(7,134)
Decrease in line of credit fees payable	(3,333)
Decrease in printing fees payable	(21,471)
Increase in custodian fees payable	14,835
Decrease in other expenses payable	(3,251)
Net cash provided by operating activities	36,896,292
Cash flows from financing activities:
Capital contributions	118,768,448
Capital withdrawals	(163,428,445)
Line of credit borrowings	60,000,000
Line of credit repayments	(60,000,000)
Net cash used in financing activities	(44,659,997)
Net change in cash	(7,763,705)
Cash at beginning of period	8,009,191
Cash at end of period	$245,486
Supplemental Disclosure of Interest Expense Paid	$51,175

See notes to financial statements.

TEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited)

1.  ORGANIZATION

Hatteras Master Fund, L.P. (the “Master Fund”) was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004 and commenced operations on January 1, 2005. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Investment Partners, LLC (the “Investment Manager”), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The primary objective of the Master Fund is to provide capital appreciation consistent with the return characteristic of the alternative investment portfolios of larger endowments. The Master Fund’s objective is to provide capital appreciation with less volatility than that of the equity markets. To achieve its objectives, the Master Fund provides its limited partners (each, a “Limited Partner” and together, the “Limited Partners”) with access to a broad range of investment strategies, asset categories, and trading Advisers (“Advisers”) and by providing overall asset allocation services typically available on a collective basis to larger institutions. The Master Fund invests with each Adviser either by becoming a participant in an investment vehicle operated by the Adviser (an “Adviser Fund”) which includes exchange traded funds (“ETFs”), hedge funds, and investment funds or by placing assets in an account directly managed by the Adviser.

Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund (the “General Partner”). The General Partner is an affiliate of the Investment Manager. The General Partner has appointed a Board of Directors (the “Board”) and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund’s business.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.  Basis of Accounting

The Master Fund’s accounting and reporting policies conform with accounting principles generally accepted within the United States of America (“GAAP”).

b.  Cash

Cash includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

c.  Valuation of Investments

Investments held by the Master Fund include:

•

Investments in Adviser Funds — The Master Fund will value interests in the Adviser Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Adviser Funds are subject to the terms of the Adviser Funds’ offering documents. Valuations of the Adviser Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Adviser Funds’ investment managers as required by the Adviser Funds’ offering documents. If the Investment Manager determines that the most recent value reported by any Adviser Fund does not represent fair value or if any Adviser Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

ELEVEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

The interests of some Adviser Funds, primarily investments in private equity funds, may be valued less frequently than the calculation of the Master Fund’s net asset value. Therefore, the reported performance of the Adviser Fund may lag the reporting period of the Master Fund. The Investment Manager has established procedures for reviewing the effect on the Master Fund’s net asset value due to this lag in reported performance of the Adviser Funds.

•

Investments in Exchange Traded Funds and Mutual Funds — Securities traded on one or more of the U.S. national securities exchanges or the OTC Bulletin Board will be valued at their last sales price. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), at the close of trading on the exchanges or markets where such securities are traded for the business day as of which such value is being determined.

The Master Fund classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices (unadjusted) in active markets for identical assets and liabilities.

•

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term from Adviser Funds, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

TWELVE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

	Level 1	Level 2	Level 3	Total
Absolute Return	$—	$108,829,661	$59,090,884	$167,920,545
Enhanced Fixed Income	21,320,861	205,231,198	128,030,633	354,582,692
Opportunistic Equity	17,104,616	247,688,025	199,088,480	463,881,121
Private Investments	—	—	367,244,641	367,244,641
Tactical Trading	—	104,937,607	7,597,492	112,535,099
Short-Term Investment	12,210,327	—	—	12,210,327
Total	$50,635,804	$666,686,491	$761,052,130	$1,478,374,425

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

Investments	Balance as of March 31, 2011	Transfers out of Level 3*	Transfers Between Investment Categories***	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Balance as of September 30, 2011
Absolute Return	$66,267,190	$—	$—	$(160,553)	$(4,335,590)	$14,186	$(2,694,349)	$59,090,884
Energy & Natural Resources	95,216,959	—	(96,656,269)	(61,991)	699,216	3,644,506	(2,842,421)	—
Enhanced Fixed Income	145,762,238	(20,940,840)	21,456,091	232,082	(9,047,109)	—	(9,431,829)	128,030,633
Opportunistic Equity	105,792,193	—	72,126,198	(261,300)	(14,167,442)	47,118,888	(11,520,057)	199,088,480
Private Equity	224,281,163	—	(243,370,311)	—	4,553,590	28,061,076	(13,525,518)	—
Private Investments	—	—	348,808,482	(363,745)	377,510	31,547,919	(13,125,525)	367,244,641
Real Estate	116,275,412	—	(110,063,055)	—	(2,746,589)	6,417,387	(9,883,155)	—
Tactical Trading	—	—	7,698,864	(638)	(84,377)	—	(16,357)	7,597,492
Total Investments	$753,595,155	$(20,940,840)	$—	$(616,145)	$(24,750,791)	$116,803,962	$(63,039,211)	$761,052,130

*	Transfers into or out of Level 3 are represented by their balance as of the beginning of the period.
**	Transfers into Level 3 usually result from Adviser Funds imposing gates or suspending redemptions; transfers out of Level 3 generally occur when lock-up periods on investments in Adviser Funds are lifted.
***	As of July 1, 2011 new investment categories were implemented. Transfers between investment categories reflect the changes in categories and are represented by their balance as of June 30, 2011.

The net realized gain (loss) and change in unrealized appreciation/(depreciation) in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/(depreciation) from Level 3 investments held at September 30, 2011 is $(24,413,860).

Adviser Funds categorized as Level 3 assets, with a fair value totaling $53,836,246, have imposed gates or suspended redemptions. Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from October 2008 to September 2011. It is generally not known when these restrictions will be lifted.

THIRTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

Investment Category	Investment Strategy	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions Terms*
Opportunistic Equity(a)	Investments in global equity markets and strategies involving specific market sectors, such as financial, technology, public real estate and public energy.	$463,881	N/A	N/A	Monthly- Annually	10-182	0-10 years; Up to 5% redemption fee
Enhanced Fixed Income(b)	Investments in non-traditional fixed income securities, including distressed debt strategies.	$354,583	N/A	N/A	Monthly- Rolling 3 years	0-180	0-3 years; Up to 5% redemption fee
Absolute Return(c)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$167,921	N/A	N/A	Monthly-Annually	0-180	0-2 years; Up to 6% redemption fee
Tactical Trading(d)	Investments in commodities, currencies, global bonds and international stock indices, with low correlation to the equity markets.	$112,535	N/A	N/A	Monthly-Quarterly	0-180	0-1 year; Up to 5% redemption fee
Private Investments(e)	Investments in Private Equity, Private Real Estate and Private Energy and Natural Resources, generally through private partnerships or direct investments.	$367,245	$259,783	Up to 10 years	N/A	45-180	0-10 years; Up to 3% redemption fee

FOURTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

c.  Valuation of Investments (continued)

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Adviser Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Adviser Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

The	Master Fund’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security and for Adviser Funds, would generally be the net asset value as provided by the Adviser Fund or its administrator. For each of the categories below, the fair value of the Adviser Funds has been estimated using the net asset value of the Adviser Funds.

(a)

This category includes Adviser Funds that predominantly invest in all global markets, including the U.S. domestic markets, and predominantly invest in equity securities. While the Opportunistic Equity investment strategy consists of Adviser Funds that trade predominantly in equity securities, certain of the Advisers chosen may additionally invest all or a portion of the Advisers Fund in debt or other instruments. The Sector Specialist strategy involves investing in companies in specific market sectors, such as the financial, technology, healthcare, real estate, energy or natural resources sectors.

(b)	This category includes Adviser Funds that invest primarily in high yield debt, distressed securities, structured credit, and opportunistic credit (including, among other things, in emerging markets).
(c)

This category is defined as having a relatively low or negative correlation to the equity markets. In addition, certain strategies within the Absolute Return investment strategy may have less volatility through the use of arbitrage based strategies and hedging tools (e.g., “market” puts and calls, etc.). The Absolute Return investment strategy includes Adviser Funds that invest using Event Driven Arbitrage, Convertible Arbitrage, Merger Arbitrage, Fixed Income Arbitrage, Volatility Arbitrage and Statistical Arbitrage.

(d)

This category includes Adviser Funds who engage in directional trading strategies. Some of the Tactical Trading strategies incorporate equity assets as well as currencies, commodities and debt instruments. Commodity Trading Advisors (CTAs) are included in the Tactical Trading investment strategy. Historically, the Tactical Trading investment strategy has a relatively low correlation to the equity markets. Global Macro/Managed Futures strategies are generally categorized as either discretionary or systematic in nature and may assume aggressive investment postures with respect to position concentrations, use of leverage, portfolio turnover, and the various investment instruments used.

(e)

This category invests in three sub-strategies (Private Equity, Private Real Estate and Private Energy and Natural Resources). Private Equity investing seeks to generate capital appreciation through investments in private companies in need of capital. Private Equity seeks to profit from, among other things, the inefficiencies inherent in these markets though valuation and due diligence analysis of available business opportunities. Private Real Estate strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in (i) existing or newly constructed income-producing properties, including office, industrial, retail, and multi-family residential properties, (ii) raw land, which may be held for development or for the purpose of appreciation, and/or (iii) timber (whether directly or through a REIT or other Adviser Fund). The Private Energy and Natural Resources strategy consists generally of investing in Adviser Funds that are private partnerships that make direct investments in private or (sometimes) publicly traded energy companies.

d.  Investment Income

Interest income is recorded when earned. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. Investments in short-term investments, mutual funds, and ETF’s are recorded on trade date basis. Investments in Adviser Funds are recorded on subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses on Adviser Fund redemptions are determined on identified cost basis.

The Adviser Funds generally do not make regular cash distributions of income and gains and are therefore considered non-income producing securities. Disbursements received from Adviser Funds are accounted for as a reduction to cost.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

FIFTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

d.  Investment Income (continued)

gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

e.  Master Fund Expenses

The Master Fund will bear all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; directors’ fees; interest expenses and commitment fees on credit facilities; and expenses of meetings of the Board.

f.  Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

The Master Fund has reviewed any potential tax positions as of September 30, 2011 and has determined that it does not have a liability for any unrecognized tax benefits. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Master Fund did not incur any material interest or penalties. For the years ended December 31, 2007 through December 31, 2010 the Master Fund is open to examination by U.S. federal tax authorities and state tax authorities. Due to the timing of tax information received from the Adviser Funds, tax basis reporting is not available as of the balance sheet date.

g.  Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Partner’s Capital from operations during the reporting period. Actual results could differ from those estimates.

h.   Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). The amendments in ASU 2011-04 generally represent clarification of Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The provisions of ASU 2011-04 are effective prospectively for interim and annual periods beginning after December 15, 2011. Early adoption is prohibited. The Fund is currently assessing the impact of ASU 2011-04 on its financial position and results of operations, cash flows or financial statements disclosures and has not yet determined if the adoption of ASU 2011-04 will have a material effect on its financial statements.

3.   ALLOCATION OF PARTNERS’ CAPITAL

Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; (5) the day preceding the day on which a substituted Limited Partner is admitted to the Master Fund; or (6) the day on which any amount is credited to or debited from the

SIXTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

3.   ALLOCATION OF PARTNERS’ CAPITAL (CONTINUED)

capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.   REPURCHASE OF PARTNERS’ INTERESTS

The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider, among other things, the recommendation of the Investment Manager. The Investment Manager generally recommends to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of the valuation date at the end of each calendar quarter. The Master Fund will not offer repurchases of interests of more than 20% its net asset value in any quarter. The Master Fund does not intend to distribute to the Limited Partners any of the Master Fund’s income, but generally expects to reinvest substantially all income and gains allocable to the Limited Partners.

5.   MANAGEMENT FEES, PERFORMANCE ALLOCATION, AND RELATED PARTY TRANSACTIONS

The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the “Investment Management Agreement”). Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund’s investment program. In consideration for such services, the Master Fund pays the Investment Manager a management fee equal to 1.00% on an annualized basis of the aggregate value of its partners’ capital determined as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

The General Partner is allocated a performance allocation payable annually equal to 10% of the amount by which net new profits of the limited partner interests of the Master Fund exceed the non-cumulative “hurdle amount,” which is calculated as of the last day of the preceding calendar year of the Master Funds at a rate equal to the yield-to-maturity of the 90 day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the last calendar year (“the Performance Allocation”). The Performance Allocation is made on a “peak to peak,” or “high watermark” basis, which means that no Performance Allocation will be made with respect to such subsequent appreciation until such net loss has been recovered. For the three months ended March 31, 2011 the General Partner accrued a Performance Allocation in the amount of $323,877. For the period April 1, 2011 through September 30, 2011 the accrued Performance Allocation for the three months ended March 31, 2011 of $323,877 was reversed.

Hatteras Capital Distributors LLC (“HCD”), an affiliate of the Investment Manager, serves as the Master Fund’s private placement agent. HCD receives a distribution fee from the Investment Manager equal to 0.10% on an annualized basis of the net assets of the Master Fund as of the last day of the month (before giving effect to any repurchase of interests in the Master Fund).

Each member of the Board who is not an “interested person” of the Master Fund (the “Independent Board”), as defined by the 1940 Act, receives an annual retainer of $30,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

6.  ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT

In consideration for accounting, administrative, and recordkeeping services, the Master Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”) an administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and shareholder services at an additional cost. For the six months ended September 30, 2011, the total accounting and administration fees were $568,069.

SEVENTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

6.  ACCOUNTING, ADMINISTRATION, AND CUSTODIAL AGREEMENT (CONTINUED)

UMB Bank, N.A. serves as custodian of the Master Fund’s assets and provides custodial services for the Master Fund, except for collateral held for the Master Fund’s credit facility, as described below in Note 8.

7.   INVESTMENT TRANSACTIONS

Total purchases of Adviser Funds for the six months ended September 30, 2011 amounted to $249,789,329. Total proceeds from redemptions of Adviser Funds for the six months ended September 30, 2011 amounted to $216,499,313. The cost of investments in Adviser Funds for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Adviser Funds. The Master Fund relies upon actual and estimated tax information provided by the Adviser Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2011.

The Master Fund invests substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods.

8.   CREDIT FACILITY

The Master Fund maintains a credit facility (the “Facility”) with a maximum borrowing amount of $120,000,000 which is secured by certain interests in Adviser Funds. A fee of 115 basis points per annum is payable monthly in arrears on the unused portion of the facility, while the interest rate charged on borrowings is the London Interbank Offer Rate plus a spread of 200 basis points. Collateral for the new facility is held by U.S. Bank N.A. as custodian. Interest and fees incurred for the six months ended September 30, 2011 are disclosed in the accompanying Statement of Operations. At September 30, 2011, the Master Fund had $50,000 payable on the unused portion of Facility. The average interest rate, the average daily balance, and the maximum balance outstanding for borrowings under all facilities for the six months ended September 30, 2011 was 2.28%, $1,463,414, and $25,000,000, respectively.

9.   INDEMNIFICATION

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.   COMMITMENTS

As of September 30, 2011, the Master Fund had outstanding investment commitments to Adviser Funds totaling approximately $259,782,683. Six Adviser Funds in the Private Investment Strategy have commitments denominated in Euros, two Adviser Funds have commitments denominated in Pound Sterling, and two Adviser Funds have commitments denominated in Japanese Yen. At September 30, 2011, the unfunded commitments for these Adviser Funds totaled 13,231,478 EUR, 2,613,676 GBP and 351,850,697 JPY, respectively. At September 30, 2011, the exchange rate used for the conversion was 1.3387 USD/EUR, 1.5584 USD/GBP and 77.06 JPY/USD. The U.S. Dollar equivalent of these commitments is included in the Master Fund’s total unfunded commitment amount.

11.  RISK FACTORS

An investment in the Master Fund involves significant risks, including leverage risk, interest rate risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund generally does not employ leverage. However, certain Adviser Funds

EIGHTEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

11.  RISK FACTORS (CONTINUED)

may employ leverage, either synthetically or through borrowed funds, which can enhance returns or increase losses on smaller changes in the value of an underlying investment. Adviser Funds that invest in fixed income securities may be subject to interest rate risk, where changes in interest rates affect the value of the underlying fixed income investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Adviser Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Investment Manager on behalf of the Master Fund. Adviser Funds may have initial lock-up periods, the ability to suspend redemptions, or employ the use of side pockets, all of which may affect the Master Fund’s liquidity in the Adviser Fund.

Adviser Funds generally require the Investment Manager to provide advanced notice of its intent to redeem the Master Fund’s total or partial interest and may delay or deny a redemption request depending on the Adviser Funds’ governing agreements. Interests in the Master Fund provide limited liquidity since Limited Partners will not be able to redeem interests on a daily basis because the Master Fund is a closed-end fund. Therefore, investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of interests and should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met.

12.  FINANCIAL HIGHLIGHTS

The financial highlights are intended to help an investor understand the Master Fund’s financial performance. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner’s results may vary from those shown below due to the timing of capital transactions and performance allocation.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Limited Partners’ capital.

Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period.

NINETEEN

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (continued)

12.  FINANCIAL HIGHLIGHTS (CONTINUED)

	For the Period Ended September 30, 2011 (Unaudited)		For the Year Ended March 31,
			2011	2010	2009	2008	2007
Total return before Performance Allocation	(5.08)%[1]		6.91%	16.24%	(20.45)%	3.74%	9.31%
Total return after Performance Allocation	(5.06)%[1]		6.89%	16.24%	(20.45)%	3.74%	9.31%
Partners’ capital, end of period (000’s)	$1,460,039		$1,528,134	$1,411,169	$1,149,124	$1,050,585	$432,120
Portfolio turnover	12.16%[1]		25.12%	23.12%	22.57%	9.54%	14.03%
Ratio of net investment income/loss, excluding Performance Allocation	0.49%[2]		0.43%	(0.84)%	(0.90)%	(0.72)%	(0.96)%
Ratio of other operating expenses to average net assets	1.22%[2]		1.17%	1.23%	1.22%	1.27%	1.36%
Ratio of credit facility fees and interest expense to average net assets	0.08%[2]		0.10%	0.06%	0.03%	0.05%	0.03%
Operating expenses, excluding Performance Allocation	1.30%[2]		1.27%	1.29%	1.25%	1.32%	1.39%
Performance Allocation*	(0.02	)%[1] ,3	0.02%	0.00%	0.00%	0.00%	0.00%
Total operating expenses and Performance Allocation	1.28%[2]		1.29%	1.29%	1.25%	1.32%	1.39%

*	Prior to July 1, 2008 Performance Allocation was calculated at the Feeder Fund level.
[1]	Not Annualized.
[2]	Annualized.
[3]	Reverse accrued Performance Allocation from January 1, 2011 to March 31, 2011.

TWENTY

HATTERAS MASTER FUND, L.P

(a Delaware Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

As of and for the six months ended September 30, 2011 (Unaudited) (concluded)

13.   SUBSEQUENT EVENTS

Management has evaluated the events and transactions through the date the financial statements were issued and determined there were no other subsequent events that required adjustment to our disclosure in the financial statements except for the following: effective October 1, 2011 and November 1, 2011, there were additional capital contributions of $9,143,812 and $9,822,050, respectively.

The Investment Manager recommended to the Board that a tender offer in an amount of up to approximately 10.00% of the net assets of the Master Fund be made for the quarter ending December 31, 2011 to those partners who elect to tender their interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of the tender offer’s expiration date of November 1, 2011 totaling approximately $44,100,000.

*************

TWENTY-ONE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

BOARD OF DIRECTORS

(Unaudited)

The identity of the Board members (each a “Director”) and brief biographical information, as of September 30, 2011, is set forth below. The business address of each Director is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director
INTERESTED DIRECTOR
David B. Perkins* July 18, 1962	President and Chairman of the Board of Directors of Master Fund	Since Inception	Mr. Perkins has been Chairman of the Board of Directors and President of the Master Fund since inception. Mr. Perkins is the Chief Executive Officer of Hatteras and its affiliated entities. He founded the firm in September 2003. Prior to that, he was the co-founder and Managing Partner of CapFinancial Partners, LLC.	15
INDEPENDENT DIRECTORS
H.Alexander Holmes May 4, 1942	Director; Audit Committee Member of the Master Fund	Since Inception	Mr. Holmes founded Holmes Advisory Services, LLC, a financial consultation firm, in 1993.	15
Steve E. Moss February 18, 1953	Director; Audit Committee Member of the Master Fund	Since Inception	Mr. Moss is a principal of Holden, Moss, Knott, Clark, Copley & Hoyle, P.A. and has been a member manager of HMKCT Properties, LLC since January 1996.	15
Gregory S. Sellers May 5, 1959	Director; Audit Committee Member of the Master Fund	Since Inception	Mr. Sellers has been the Chief Financial Officer of Imagemark Business Services, Inc., a strategic communications provider of marketing and print communications solutions, since June 2009. From 2003 to June 2009, Mr. Sellers was the Chief Financial Officer and a director of Kings Plush, Inc., a fabric manufacturer.	15
Daniel K. Wilson June 22, 1948	Director; Audit Committee Member of the Master Fund	Since June 2009	Mr. Wilson was Executive Vice President and Chief Financial Officer of Parksdale Mills, Inc. from 2004 - 2008. Mr. Wilson currently is in private practice as a Certified Public Accountant.	9

*	Mr. Perkins is deemed to be an “interested” Director of the Master Fund because of his affiliations with the Investment Manager.

TWENTY-TWO

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

FUND MANAGEMENT

(Unaudited)

Set forth below is the name, age, position with the Master Fund, length of term of office, and the principal occupation for the last five years, as of September 30, 2011, of each of the persons currently serving as Executive Officers of the Master Fund. The business address of each officer is care of Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615.

Name & Date of Birth	Position(s) Held with the Master Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Officer	Number of Portfolios in Fund Complex Overseen by Officer
OFFICERS
J. Michael Fields July 14, 1973	Secretary of each Fund in the Fund Complex	Since 2008	Prior to becoming Secretary of each of the funds in the Fund Complex, Mr. Fields was Treasurer of each of the funds in the Fund Complex. Mr. Fields is Chief Operating Officer of Hatteras and its affiliates and has been employed by the Hatteras firm since its inception in September 2003.	N/A
Andrew P. Chica September 7, 1975	Chief Compliance Officer of each Fund in the Fund Complex	Since 2008	Mr. Chica joined Hatteras in November 2007 and became Chief Compliance Officer of each of the funds in the Fund Complex and the Investment Manager as of January 2008. Prior to joining Hatteras, Mr. Chica was the Compliance Manager for UMB Fund Services, Inc. from December 2004 to November 2007.	N/A
Robert Lance Baker September 17, 1971	Treasurer of each Fund in the Fund Complex	Since 2008	Mr. Baker joined Hatteras in March 2008 and became Treasurer of each of the funds in the Fund Complex in December 2008. Mr. Baker serves as the Chief Financial Officer of the Investment Manager and its affiliates. Prior to joining Hatteras, Mr. Baker worked for Smith Breeden Associates, an investment advisor located in Durham, NC. At Smith Breeden, Mr. Baker served as Vice President of Portfolio Accounting, Performance Reporting, and Fund Administration.	N/A

TWENTY-THREE

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

OTHER INFORMATION

(Unaudited)

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting of the Board of the Master Fund held on May 24, 2011, by a unanimous vote, the Board of the Master Fund, including a majority of the Directors who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act, approved the continuation of the Investment Management Agreement (the “Investment Management Agreement”) for an additional year.

In advance of the May 24, 2011 meeting, the Independent Directors requested and received extensive materials from the Investment Manager to assist them in considering the renewal of the Investment Management Agreement. The Independent Directors reviewed reports from third parties and the Investment Manager relating to the below factors. The Board did not consider any single factor as controlling in determining whether or not to approve the Investment Management Agreement, nor were the items described herein all encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services proposed to be provided by the Investment Manager to the Master Fund under the Investment Management Agreement, including the selection of Master Fund investments, allocation of Master Fund investments by type, geography, sub-strategy, evaluation of risk exposure and risk controls, experience and training of the Investment Manager’s investment professionals, and day-to-day portfolio management and general investment selection. The Board also reviewed and considered the qualifications of the portfolio managers, and other key personnel of the Investment Manager who provide the investment advisory and administrative services to the Master Fund. The Board determined that the Investment Manager’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of each Master Fund’s investment. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Investment Manager under the Investment Management Agreement, including, among other things, providing office facilities, equipment, and personnel. The Board noted that the Master Fund’s performance during 2010 trailed that of three of the five comparative funds selected by management. However, for the first quarter of 2011, the Fund’s performance exceeded that of four of the five comparative funds.

The Board concluded that the overall quality of the advisory and administrative services was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY THE INVESTMENT MANAGER AND OTHER INVESTMENT MANAGERS

The Board reviewed the advisory fee rates and expected total expense ratio of the Master Fund. The Board also reviewed the proposed annual Fund Servicing Fees to be paid to the Investment Manager or an affiliate, the proposed placement fee to be paid to Hatteras Capital Investment Management, LLC by the MS Fund, TEI Fund, Institutional Fund and the TEI Institutional Fund (the “Feeder Funds”) and the related expense limitation agreements (the “Expense Limitation Agreements”). The Boards compared the management fee, performance allocation and total expense ratio for the Master Fund and the Feeder Funds with various comparative data, including a report prepared by Lipper of other comparable registered funds-of-hedge-funds. The Board noted that the fees were within range of competitor products. Three of the five comparative funds selected by management had higher gross management fees as compared to the Master Fund, and four of the five comparative funds had higher total expenses. The Board also reviewed an income statement showing Investment Manager profitability with respect to the Hatteras investment companies advised by the Investment Manager. The Board noted that the Investment Manager had significant expenditures on servicing infrastructure. The Board did not believe that the Investment Manager received excessive revenues or profits.

The Board concluded that the management fees paid by the Master Fund and total expense ratio of the Feeder Funds were reasonable and satisfactory in light of the services proposed to be provided.

TWENTY-FOUR

HATTERAS MASTER FUND, L.P.

(a Delaware Limited Partnership)

OTHER INFORMATION

(Unaudited) (concluded)

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the investment management fees, noting that no change in fees or the Expense Limitation Agreements had been proposed. The Board did not believe that breakpoints were appropriate given the size of the Funds. The Board noted that the Funds would probably close to new investors before breakpoints would become practical.

PROFITABILITY OF INVESTMENT MANAGER AND AFFILIATES

As described above, the Board reviewed an income statement prepared by management for the year to date period ended April 30, 2011. The income statement showed that the Investment Manager earned a profit with respect to its management of the Hatteras investment companies. Given the services provided to the Funds and the level of expenditures for Service Fee expenses, the Board determined that the Investment Manager did not earn excessive profits with respect to the Hatteras investment companies advised by the Investment Manager, including the Funds.

FALL-OUT BENEFITS

The Board considered the Fund Servicing Fee and all Distribution Fees earned by the Investment Manager and its affiliates and determined that they were reasonable given the services to be provided to the Funds. The Investment Manager spent more on Service Fee expenses than it earned in Service Fee income.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Funds and their investors to approve the Investment Management Agreement for an additional one year term.

PROXY VOTING

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities and the Master Fund’s record of actual proxy votes cast during the period ended June 30, 2011 is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TWENTY-FIVE

HATTERAS MULTI-STRATEGY FUNDS

8540 Colonnade Center Drive

Suite 401

Raleigh, NC 27615

INVESTMENT ADVISOR AND FUND SERVICING AGENT

Hatteras Investment Partners, LLC

8540 Colonnade Center Drive

Suite 401

Raleigh, NC 27615

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP

1700 Market Street, 25th Floor

Philadelphia, PA 19103

FUND COUNSEL

Drinker Biddle & Reath LLP

One Logan Square

Ste. 2000

Philadelphia, PA 19103-6996

ADMINISTRATOR AND FUND ACCOUNTANT

J.D. Clark & Company

223 Wilmington West Chester Pike, Suite 303

Chadds Ford, PA 19317

CUSTODIANS

UMB Bank, N.A.

1010 Grand Boulevard

Kansas City, MO 64106

U.S. Bank, N.A.

1555 North River Center Drive

Milwaukee, WI 53212

DISTRIBUTOR

Hatteras Capital Distributors, LLC

8540 Colonnade Center Drive

Suite 401

Raleigh, NC 27615

8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615	Tel 866.388.6292 Fax 919.846.3433	www.hatterasfunds.com

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HATTERAS MULTI-STRATEGY FUND, L.P.

By (Signature and Title)*	/s/ DAVID B. PERKINS
David B. Perkins, President (principal executive officer)

Date DECEMBER 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DAVID B. PERKINS
David B. Perkins, President
(principal executive officer)

Date DECEMBER 9, 2011

By (Signature and Title)*	/s/ R. LANCE BAKER
R. Lance Baker, Treasurer (principal financial officer)

Date DECEMBER 9, 2011

*	Print the name and title of each signing officer under his or her signature.